INVENTORIES	12 Months Ended
Dec. 31, 2017
Disclosure Of Inventories [Abstract]
INVENTORIES
15. INVENTORIES

As at December 31	2017	2016
Gold doré	$1,515	$1,265
Gold in circuit	12,814	16,010
Ore stockpiles	6,538	5,581
Supplies and consumables	20,565	18,070
	$41,432	$40,926

The cost of gold doré, gold in circuit, ore stockpiles (“metal inventory”), and supplies and consumables recognized as an expense and included in operating costs in 2017 and 2016 is $287,918 and $192,499, respectively (note 8). During the year ended December 31, 2017, there were write downs of inventory to net realizable value of $422 related to supplies inventory (December 31, 2016 - $nil). There were no reversals of write downs of inventory to net realizable value during the years ended December 31, 2017 and 2016.